Consolidated Statements of Shareholders' Equity - USD ($)	Common shares	Additional paid-in capital	Accumulated deficit	Accumulated other comprehensive income	Total
Beginning Balance, Shares at Mar. 31, 2015	7,192,195
Beginning Balance, Amount at Mar. 31, 2015	$ 19,432,795	$ 2,955,865	$ (20,901,590)	$ (297,040)	$ 1,190,030
Shares issued, shares	698,298
Shares issued, amount	$ 51,687				51,687
Stock options granted		4,924			11,899
Net income			(311,680)		(311,680)
Cumulative translation adjustment				(43,034)	$ (194,758)
Ending Balance, Shares at Mar. 31, 2016	7,890,493				143,843,889
Ending Balance, Amount at Mar. 31, 2016	$ 19,484,482	2,960,789	(21,213,270)	(340,074)	$ 891,927
Shares issued, shares	229,855
Shares issued, amount	$ 7,275				7,275
Stock options granted		1,059			1,059
Net income			(69,448)		(69,448)
Cumulative translation adjustment				(32,570)	$ (32,570)
Ending Balance, Shares at Mar. 31, 2017	8,120,348				8,120,348
Ending Balance, Amount at Mar. 31, 2017	$ 19,491,757	$ 2,961,848	$ (21,282,718)	$ 372,644	$ 798,243